Stock-Based Compensation - Redbox Equity Plan (Details) - Redbox Equity Plan - Class A Common Stock	Dec. 31, 2021 shares
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Aggregate shares to be delivered	3,404,139
Shares available for future awards	384,286